Expected credit loss measurement	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Financial Assets Explanatory
Additional information
Note 19

Expected credit loss measurement

a) Expected credit losses in the period
Total

net credit loss expenses

were USD
29
m in 2022, reflecting

net credit loss expenses

of USD
29 m related to stage 1
and 2 positions and USD 0
m net credit loss expenses related to credit-impaired

(stage 3) positions.
Stage 1

and

2

expected

credit

loss

(ECL)

expenses

of

USD
29
m

include

USD
123
m

expenses

related

to

scenario

and
parameter updates

and USD
13
m related to

other book quality and

size changes, partly offset

by USD
77 m post-model
adjustment (PMA) releases and

USD
30
m releases related to model changes. Lending to corporate clients not secured by
mortgages contributed USD 21
m, mainly driven by scenario effects related to the

downward revision of GDP and

higher
interest rate

assumptions

in the

newly

introduced
stagflationary

geopolitical

crisis

scenario

(SGC).

Lending

secured

by
mortgages
contributed

USD
  16
m

in

expenses
,

mainly

driven

by

scenario

effects

related

to

higher

interest

rate
assumptions,

especially from the SGC, and adverse house price assumptions from both applied downside scenarios.

This
was partly offset by releases from other lending

of USD
9 m.
›

Refer to Note 19b

for more information

regarding changes

to ECL models,

scenarios, scenario

weights and the

post-model
adjustment and to

Note 19c

for more information

regarding the development

of ECL allowances

and provisions
Stage 3 net expenses of USD 0
m were recognized across

a number of

defaulted positions, with net expenses of

USD
12 m
in Personal

and Corporate

Banking

and USD
5
m in

Global Wealth

Management,

offset by

releases of

USD
18
m in

the
Investment Bank, including a USD 28 m release for a single airline-related counterparty, mainly due to improved cashflow assumptions, and USD 10 m net expenses across a number of defaulted positions.
Credit loss expense

/ (release)
USD m
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended

31.12.22
Stages 1 and 2 (5) 27 0 6 1 29
Stage 3 5 12 0 (18) 2 0
Total credit loss expense /

(release)
0 39 0 (12) 3 29
For the year ended

31.12.21
Stages 1 and 2 (28) (62) 0 (34) 0 (123)
Stage 3 (1) (24) 1 0 0 (25)
Total credit loss expense /

(release)
(29) (86) 1 (34) 0 (148)
For the year ended

31.12.20
Stages 1 and 2 48 129 0 88 0 266
Stage 3 40 128 2 217 42 429
Total credit loss expense /

(release)
88 257 2 305 42 694
b) Changes to ECL models,

scenarios, scenario

weights and key inputs

Refer

to

Note 1a for

information about

the

principles governing

expected

credit

loss (ECL)

models, scenarios,

scenario
weights and key inputs

applied.

Governance
Comprehensive cross-functional

and cross-divisional

governance processes

are in

place and

are used to

discuss and

approve
scenario updates and

weights, to

assess whether significant increases

in credit

risk resulted in

stage transfers, to

review
model outputs and to reach

conclusions regarding

post-model adjustments.

Model changes
During 2022, the model review and enhancement process led to adjustments of the probability of default (PD), loss given
default (LGD), and

credit conversion factor

(CCF) models, resulting

in a USD
30
m decrease in

ECL allowances.

This includes
a

decrease of

USD
19
m

in Global

Wealth Management

affecting loans

to

financial advisors and

specialized US

lending
portfolios and

an USD
11
m decrease

in Personal

& Corporate

Banking

related to

lending to
large corporate clients

and
financial intermediaries

& hedge funds
.

Scenario and key input

updates
During 2022, the scenarios

and related macroeconomic factors were updated

from those applied

at the end of

2021 by
considering the

prevailing economic

and

political conditions

and

uncertainty. The review

focused

on events

that

significantly
changed the

economic

outlook during

the year:

the Russia–Ukraine

war, with the subsequent

effect on

energy markets,

the
inflation outlook and economic growth in Europe, and rising global interest rates due to central banks’ adoption of more restrictive monetary

policies.
Baseline scenario
: the

projections

of the

baseline scenario,

which are

aligned to

the economic

and market

assumptions

used
for UBS’s

business

planning

purposes,

are broadly

in line

with external

data, such

as that

from Bloomberg

Consensus,

Oxford
Economics and the International

Monetary Fund

World Economic Outlook.

The expectation for 2023 is

that global growth
stalls under

the weight

of monetary

policy

tightening,

and continued

pressure

on real

purchasing

power

due to

high inflation
– further fueled

in Europe

by the energy

crisis and

a lack of

labor supply

– even though

unemployment rates

are forecast to
be higher than

in 2022 and

an energy crisis

in Europe

seems likely to

be averted.

Interest

rates are

expected to

remain high,
given the persistence of inflationary

trends, leading to a less

optimistic outlook for global

house prices, which is cushioned
in Switzerland by continued

strong demand.

Global crisis scenario:
The first hypothetical

downside scenario, the global crisis

scenario, is aligned with the Group’s

2022
binding stress scenario and was

updated in 2022

to reflect expected risks, resulting in

minimal changes. It assumes that,
while the

global economy

has returned to

pre-pandemic levels

and the immediate

risks

from COVID-19

have decreased,

the
associated disruptions

and

the

consequences of

the unprecedented

monetary and

fiscal stimulus

measures will

remain
critical. Concerns regarding

the sustainability

of public debt, following the marked deterioration

of fiscal positions, lead to
a loss

of confidence and

market turbulence, while protectionism results in

a decrease

in global

trade. Governments and
central banks have limited scope

to support the economies,

and interest rate levels remain moderate. As a

consequence,
China

suffers a

hard landing

which,

combined with

political, solvency and

liquidity concerns,

affects emerging

markets
significantly. A

spillover

effect

leads

to

a

contraction of

the

Eurozone,

Swiss

and

US

economies,

as

global

demand

is
significantly affected.

Given the

severity of the

macroeconomic

impact, unemployment

rates rise to

historical highs

and real
estate sectors contract

sharply.
Stagflationary

geopolitical

crisis

scenario:
The

second

downside

scenario

was

changed

during

2022.

In

light

of

the
developments caused by Russia’s invasion of Ukraine, the
mild global interest rate steepening scenario

was replaced by a
severe global

interest rate

steepening scenario

in the

first quarter of

2022, as

the beginning of

the Russia–Ukraine war
increased fears of

higher inflation and a corresponding

reaction by monetary

authorities. In

the second quarter of the

year,
the progression

of the war

and the enforcement

of sanctions

regimes led

to a redesign

of the scenario.

The resulting
severe
Russia–Ukraine conflict scenario

has similar dynamics as the severe global interest rate

steepening scenario, but addressed
specifically the prospect

of rising

energy costs, especially

in Europe, with

the consequences

of lower

growth and higher
inflation rates.

In the

fourth quarter of

2022, UBS

developed a new
stagflationary geopolitical

crisis scenario

(SGC)

and
included this new scenario in the ECL

calculation for year-end

2022 in lieu of

the
severe Russia–Ukraine conflict scenario
.
While

the SGC scenario addresses similar risks as the
severe Russia–Ukraine conflict

scenario
, it also covers additional and
broader risks and

therefore assumes

more severe

shocks. Geopolitical

tensions cause

an escalation

of security concerns

and
undermine globalization. The

ensuing economic regionalization leads

to a

surge in

global commodity prices

and further
disruptions of

supply chains

and raises

the specter

of prolonged

stagflation.

The severe

interest

rate and

adverse

house price
assumptions in

the SGC scenario

had a substantive

impact on model-based

ECL allowances

for loans

secured by

mortgages
in Switzerland and

the US. These

effects were

partly offset

by PMA releases

related to loans

secured by mortgages.

Refer to
the section below

on “Scenario weights

and post-model adjustments”

for more details.
Asset price

inflation scenario:
The upside

scenario is

based on

positive developments,

such as

an easing

of

geopolitical
tensions across the

globe and

a rebound

in Chinese economic

growth. A

combination of

lower energy and

commodity
prices,

effective monetary

policies

and

easing

supply

chain

disruptions helps

reduce

inflation.

Improved

consumer and
business sentiment lead to an economic rebound with central banks able to normalize interest rates; asset prices increase significantly.
The table below details the key assumptions

for the four scenarios applied

as of 31 December 2022.
Scenario weights and post

-model adjustments
Due

to the

less positive

outlook

compared

with the

assessment on

31 December

2021, the

scenario weights

changed
during 2022. The upside scenario was allocated

a
0 % probability, and the previous 5 % weight was added to the baseline
scenario
, now

set at
60
%. Following

the introduction

of the

SGC, which

was deemed

to have

a higher

probability of
occurring than

the
global crisis

scenario
, the weights

were rebalanced.

The SGC

has a

weight of
25
% (compared

with
10 % for the
mild global

interest rate steepening

scenario

used as

of 31 December

2021) and

the weight

of the
global
crisis scenario

was reduced to
15% (from 30
% as of 31 December

2021). The weights are also shown in the

table below.
The

scenarios

and

weight

allocation

were

established

in

line

with

the

general

market

sentiment

that

the

short-term
outlook

is subdued

and a

recession in

major markets

is a

strong

probability. The

downside

risks in

relation to

inflation
and monetary policy,

as well as

the availability and

price of energy,

mainly in Europe,

are better reflected

in our

models
compared with the uncertain developments

caused by COVID-19 in recent

years.

However, unquantifiable risks continue

to be relevant, as the

pandemic has not

been overcome and the world

may face
new disruptions.

Furthermore, the geopolitical

situation worsened

during 2022,

and the impact on

the world

economy
from escalations with unforeseeable

consequences could be severe. In the near term, this

uncertainty relates primarily to
the development

of the

Russia–Ukraine

war. Models,

which are

based on

supportable statistical

information

from past
experiences regarding interdependencies of

macroeconomic factors and their

implications for credit

risk portfolios, cannot
comprehensively reflect

such extraordinary

events, such

as a

pandemic or

a fundamental

change

in the

world political
order. Rather than

creating multiple additional scenarios

to attempt gauging these

risks and applying

model parameters
that lack supportable information and

cannot be robustly validated, management

continued to

also apply PMAs.

These PMA took into account that more of the downside risks were modeled in 2022, particularly for lending secured by
mortgages.

The

PMA

amounted

to

USD
131
m

as

of

31 December

2022

(31 December

2021:

USD
224
m).

These
remaining PMA

for uncertainties

on potentially

unmodeled risk

almost entirely

relate

to corporate

lending portfolios

in
Personal & Corporate Banking

and the Investment Bank.
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.22 31.12.21
Asset price inflation 0.0 5.0
Baseline 60.0 55.0
Mild global interest rate steepening

0.0 10.0
Stagflationary geopolitical crisis 25.0 0.0
Global crisis

15.0 30.0
Scenario assumptions
One year

Three years cumulative

31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)

United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 25.0 (5.6) 235.0 (326.0) 70.0 (13.2) 205.0 (291.1)
EUR 20.0 47.8 250.0 (270.6) 57.5 44.7 220.0 (246.5)
CHF 25.0 45.7 220.0 (209.7) 62.5 57.0 205.0 (159.6)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes

6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)
Scenario assumptions
One year

Three years cumulative

31.12.21
Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case–Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)
c) Development of ECL allowances

and provisions

The ECL allowances and provisions

recognized in the period

are impacted by a variety of factors,

such as:
–

the effect of selecting and

updating forward-looking scenarios

and the respective weights;
–

origination of new instruments during

the period;

–

the effect

of passage of

time (lower residual

lifetime PD and the

effect of discount

unwind) as the

ECL on an

instrument
for the remaining lifetime decreases (all other

factors remaining the same);
–

derecognition of instruments in the

period;
–

change in individual asset quality of instruments;
–

movements from

a

maximum

12-month

ECL

to

the

recognition

of

lifetime ECL

(and

vice versa)

following

transfers
between stages 1 and 2;

–

movements from stages 1 and 2 to stage 3 (credit-impaired status) when default has become certain and PD increases to 100% (or vice versa);
–

changes in models or updates

to model parameters;
–

write-off; and
–

foreign exchange translations for assets denominated

in foreign currencies.
The

table

below

explains

the

changes

in

the

ECL

allowances

and

provisions

for

on-

and

off-balance

sheet

financial
instruments and credit

lines in scope of ECL

requirements

between the beginning

and the end of the

period due

to the
factors listed above.
Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized

transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge

funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge

funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without

stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact

(write-off,

FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (259) (267) (564)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized transactions,

remeasurement changes,

model and
methodology changes.

6 Represents

the decrease

in allowances

and provisions

resulting from

write-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.
Movements with profit

or loss

impact:
Stages 1

and 2 ECL

allowances and provisions increased

on a net

basis by

USD
29 m:

–

Net movement

from new

and derecognized

transactions

includes USD
21
m stage 1

expenses and

USD
16 m stage 2
releases: Stage 1 expenses are primarily driven by new loans secured by real estate. The residual effect is spread across
lending segments. Stage 2

releases are largely driven by redemption of

corporate loans in the

Investment Bank.
–

Remeasurements with

stage transfers

include USD
20
m releases

in stage

1 and

USD
39
m expenses

in stage

2.

This
mainly includes

the transfer of

a few

large corporate

lending

transactions in

the Investment

Bank

from stage

1 to

2
(i.e., releases in

stage 1

and related but

generally higher

expenses in stage

2), driven by

rating downgrades and scenario
effects.
–

Remeasurements

without

stage

transfers

include

stage

1

expenses

of

USD
8
m

and stage

2 expenses

of

USD
27 m.
These expenses of

USD
35
m relate

to large and

SME corporate lending

(USD
28
m), substantially

due to scenario

effects,
and to a single sovereign

counterparty (USD
8
m).

–

Model changes: refer to Note

19b for more information.
Movements without profit or loss impact:
Stage 3 allowances decreased by USD 99 m almost entirely due to write-offs of
USD 95 m.
Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized

transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge

funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge

funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without

stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge

funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact

(write-off, FX

and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized

transactions, remeasurement

changes, model and
methodology changes.

6 Represents

the decrease

in allowa

nces and

provisions resulting

from write

-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.
As explained

in Note 1a,

the assessment

of a significant

increase

in credit

risk (SICR)

considers a

number

of qualitative
and

quantitative factors

to determine

whether a

stage transfer

between

stage 1

and stage 2

is required,

although the
primary assessment considers changes in PD based

on rating analyses and economic

outlook. Additionally,

UBS takes into
consideration counterparties

that have

moved to

a credit

watch list

and those

with payments

that are

at least

30 days
past due.
ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions

as of 31 December 2022 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-

and off-balance sheet

(267) (196) (21) (50)
of which: Private clients with mortgages (107) (83) 0 (25)
of which: Real estate financing (23) (18) 0 (5)
of which: Large corporate clients (65) (51) (13) 0
of which: SME clients (37) (22) (7) (7)
of which: Financial intermediaries and hedge funds (17) (17) 0 0 of which: Loans to financial advisors (2) 0 0 (2)
of which: Credit cards (12) 0 0 (12)
of which: Other (5) (5) 0 0
d) Maximum exposure to credit risk
The

tables

below

provide

the

Group’s

maximum

exposure

to

credit

risk

for

financial

instruments

subject

to

ECL
requirements

and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of
financial instruments.

The maximum exposure

to credit risk

includes the

carrying amounts

of financial instruments

recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented

at fair value. For other collateral,

such as real estate,

a reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped

at the

maximum exposure

to credit

risk for

which they

serve as

security. The

“Risk

management and

control”
section of this

report describes

management’s view

of credit

risk and

the related exposures,

which can differ

in certain
respects from the requirements of International

Financial Reporting Standards

(IFRS).
Maximum exposure to credit

risk

31.12.22
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Loans and advances to banks
4
14.8 0.0 0.1 14.7
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative

instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 387.2 33.6 115.9 197.8 19.6 3.0 17.3
Other financial assets measured at amortized cost 53.3 0.1 0.5 0.0 1.3 51.3
Total financial assets

measured at amortized cost
727.6 33.7 181.0 197.9 23.4 22.9 0.0 3.0 265.8
Financial assets measured at

fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
729.8 33.7 181.0 197.9 23.4 22.9 0.0 3.0 268.0
Guarantees
7
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Loan commitments
7
39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 41.4 0.2 8.2 6.0 6.2 0.5 20.2
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
107.2 1.6 24.4 7.5 14.7 0.0 0.1 3.3 55.7
31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8 192.8
Loans and advances to banks
4
15.5 0.1 0.1 15.3
Receivables from securities financing transactions
measured at amortized cost
75.0 0.0 68.0 6.9 0.0
Cash collateral receivables on derivative

instruments
5,6
30.5 18.4 12.1
Loans and advances to customers 397.8 37.5 128.7 191.3 20.2 4.0 16.2
Other financial assets measured at amortized cost 26.2 0.2 0.1 0.0 1.3 24.6
Total financial assets

measured at amortized cost
737.8 37.7 196.9 191.3 28.4 18.4 0.0 4.0 261.0
Financial assets measured at

fair value

through other comprehensive income – debt 8.8 8.8
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
746.6 37.7 196.9 191.3 28.4 18.4 0.0 4.0 269.8
Guarantees
7
20.9 1.3 6.5 0.2 2.5 2.3 8.1
Loan commitments
7
39.4 0.5 4.0 2.4 7.3 0.3 1.7 23.1
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 1.4 1.4 0.0
Committed unconditionally revocable credit lines 40.7 0.3 9.0 6.2 3.9 0.5 20.9
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
102.5 2.2 20.9 8.7 13.7 0.0 0.3 4.5 52.1
1 Of which: USD 1,372 m for 31 December 2022 (31 December 2021: USD 1,443
m) relates to total credit-impaired financial assets measured at amortized cost and USD
113
m for 31 December 2022 (31 December

2021:
USD 130
m) to total off-balance sheet financial instruments and credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity and debt instruments, real estate and other collateral. UBS

applies a risk-based approach

that generally

prioritizes collateral according

to its liquidity profile.

3 Includes but is not limited to

life insurance contracts,

inventory,

mortgage loans,
gold and other commodities.

4 Loans and advances

to banks include amounts held with

third-party banks on

behalf of clients. The

credit risk associated with these

balances may be borne by those clients.

5 Included
within Cash collateral

receivables on derivative

instruments are

margin balances

due from exchanges

or clearing houses.

Some

of these margin

balances reflect

amounts transferred on

behalf of clients

who retain the
associated credit

risk.

6 The

amount shown

in the

“Netting” column

represents the

netting potential

not recognized

on the

balance sheet.

Refer to

Note 21

for more

information.

7 The

amount

shown in

the
“Guarantees” column includes

sub-participations.
e) Financial assets subject to credit risk

by rating category
The table below

shows the

credit quality and

the maximum exposure

to credit risk

based

on the Group’s

internal credit
rating system and year-end stage classification. Under IFRS 9, the credit risk rating reflects the Group’s assessment of the probability of default of individual counterparties,

prior to substitutions. The amounts presented are gross

of impairment
allowances.
›

Refer to the “Risk

management and

control” section of

this report for more

details regarding the

Group’s internal grading system
Financial assets subject to credit risk by

rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Loans and advances to banks 862 12,257 860 440 379 0 14,798 (6) 14,792 of which: stage 1 862 12,257 860 440 378 0 14,797 (5) 14,792 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities

financing transactions measured at
amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on

derivative instruments
10,613 12,977 7,138 4,157 147 0 35,033 0 35,032
of which: stage 1 10,613 12,977 7,138 4,157 147 0 35,033 0 35,032
Loans and advances to customers 6,491 214,473 68,356 74,732 21,939 2,012 388,003 (783) 387,220
of which: stage 1 6,491 212,980 66,114 68,034 16,605 0 370,224 (129) 370,095
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at

amortized cost
29,011 16,632 447 6,600 450 210 53,350 (86) 53,264
of which: stage 1 29,011 16,630 427 6,317 336 0 52,721 (17) 52,704 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets

measured at amortized cost
242,660 273,076 85,671 101,136 23,693 2,222 728,457 (889) 727,568
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance

sheet financial instruments
243,966 273,916 85,671 101,228 23,693 2,222 730,696 (889) 729,807
Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase

and securities borrowing agreements
2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet

financial instruments
11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable

credit lines
2,288 15,918 9,247 10,162 3,739 36 41,390 (40)
of which: stage 1 2,288 15,213 8,960 9,631 3,429 0 39,521 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation

of existing loans
7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 17,857 10,736 11,030 4,131 37 46,086 (42)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for

more information on rating

categories.
Financial assets subject to credit risk by

rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,623 1,171 795 490 1 15,488 (8) 15,480 of which: stage 1 407 12,623 1,146 795 488 0 15,460 (7) 15,453 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities

financing transactions
measured at amortized cost 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012 of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on

derivative instruments
7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,233 67,620 69,892 21,423 2,148 398,611 (850) 397,761
of which: stage 1 5,295 231,153 65,084 62,796 16,362 0 380,690 (126) 380,564
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at

amortized cost
12,564 6,702 321 6,072 394 264 26,318 (109) 26,209
of which: stage 1 12,564 6,693 307 5,863 317 0 25,745 (27) 25,718 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets

measured at amortized cost
251,133 278,103 85,472 97,846 23,793 2,414 738,762 (969) 737,794
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance

sheet financial instruments
255,130 282,874 85,472 97,923 23,793 2,414 747,606 (969) 746,638
Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase

and securities borrowing agreements
0 0 55 1,389 0 0 1,444 0
Total off-balance sheet

financial instruments
7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable

credit lines
2,636 15,594 8,627 9,752 4,107 63 40,778 (38)
of which: stage 1 2,636 15,250 8,304 8,346 3,671 0 38,207 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation

of existing loans
17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 18,032 10,049 10,836 4,709 111 46,390 (41)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for more

information on rating categories.
f) Sensitivity information
As outlined in Note

1a, ECL estimates involve significant uncertainties at the

time they are made.
ECL models
The models

applied

to determine

point

-in-time

PD and LGD

rely on

market and statistical

data, which

has been

found
to

correlate

well

with

historically

observed

defaults

in

sufficiently

homogeneous

segments.

The

risk

sensitivities

for
each of the

ECL reporting

segments

to such

factors are

summarized

in Note 9.
Sustainability and climate risk

Sustainability and climate risk (SCR) may negatively affect clients or portfolios due to direct or indirect transition costs, or exposure to physical risks in locations

likely to be impacted by climate change.

Such effects could lead to

a deterioration
in credit worthiness, which in turn would

have an impact on ECLs.

While some indicators

that are more

influenced by

climate change (e.g.,

energy prices) are

factored into the

current PD
models where they have demonstrated statistical

relevance, UBS currently does not use a

specific SCR scenario in

addition
to the four

general economic

scenarios

applied to

derive the

weighted-average

ECL. The

rationale for

the approach

at
this point in time is the significance of model risks and

challenges in calibration and

probability weight assessment given
the paucity of data.
Instead,

UBS

focuses

on

the

process

of

vetting

clients

and

business

transactions

and

takes

individual

actions,

where
transition risk is deemed

to be a significant

driver of a

counterparty’s credit worthiness.

This review process may

lead to
a downward revision

of the counterparty’s credit rating,

or the adoption of risk mitigating

actions, and hence affect the
individual contribution to ECLs.
At the portfolio

level, UBS

has started

to use

stress loss

assumptions to

assess the

extent to

which SCR

may affect

the
quality of the

loans extended

to small and

medium-sized entities and

large corporate clients.

Initial tests were

based on
a set of assumptions presented

by external parties (such as the Bank of

England). Such analysis undertaken

during 2022
concluded that the counterparties

are not expected to be

significantly impacted

by physical or transition

risks, mainly as
there are no material risk concentrations in high-risk sectors. The analysis of the corporate loan book has also shown that
any potential significant impacts from transition costs or

physical risks would materialize over a

time horizon that exceeds
in most cases the

contractual lifetime of the

underlying assets. Based on current information

on regulatory developments,
this would

also apply

to the portfolio

of private

clients’ mortgages

and real

estate financing,

given the long

lead times
for investments in upgrading

the housing stock.
As a

result of

the aforementioned

factors, it

was assessed

that the

magnitude of

any impact

of SCR

on the

weighted-
average ECL would not be material as of 31 December 2022. Therefore, no specific post-model adjustment was made in
this regard.
›

Refer to “Sustainability

and climate risk”

in the “Risk management

and control” section

of this report

›

Refer to “Our focus

on sustainability

and climate”

in the “Our strategy, business

model and environment”

section of this

report
›

Refer to “UBS AG consolidated

supplemental disclosures

required under SEC regulations”

for the maturity

profile of UBS core loan
book

Forward-looking scenarios
Depending

on

the scenario

selection and

related macroeconomic

assumptions

for the

risk factors,

the components

of
the

relevant

weighted-average

ECL

change.

This

is

particularly

relevant

for

interest

rates,

which

can

move

in

both
directions under

a given growth

assumption,

e.g., low

growth with

high interest

rates in

a stagflation

scenario, versus
low growth

and falling interest

rates in a

recession. Management

generally looks

for scenario narratives that reflect

the
key risk drivers of a given credit

portfolio.
As forecasting

models are complex,

due to the

combination of

multiple factors, simple what-if

analyses involving a

change
of individual

parameters do not

necessarily provide realistic information

on the

exposure of segments

to changes

in the
macroeconomy.

Portfolio-specific

analyses

based

on

their key

risk

factors

would

also

not

be

meaningful,

as

potential
compensatory effects in other segments

would be ignored.

The table below indicates some sensitivities

to ECLs, if a key
macroeconomic

variable

for

the

forecasting

period

is

amended

across

all

scenarios

with

all

other

factors

remaining
unchanged.
Potential effect on stage

1 and stage 2 positions from changing key

parameters as of 31 December 2022
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average

Change in key parameters
Fixed income: Government bonds

(absolute change)
–0.50% (3) (106) (2) (14)
+0.50% 4 124 2 17
+1.00% 8 264 10 37
Unemployment rate (absolute change)
–1.00% (4) (138) (24) (23)
–0.50% (2) (78) (13) (12)
+0.50% 3 84 16 15
+1.00% 5 179 32 31
Real GDP growth (relative change)
–2.00% 7 13 18 11
–1.00% 3 7 9 5
+1.00% (3) (7) (9) (5)
+2.00% (5) (13) (18) (10)
House Price Index (relative change)
–5.00% 15 196 88 56
–2.50% 7 92 40 25
+2.50% (4) (83) (35) (19)
+5.00% (7) (157) (65) (36)
Equity (S&P500, EuroStoxx, SMI)

(relative change)
–10.00% 4 7 6 5
–5.00% 2 3 3 2
+5.00% (2) (4) (3) (2)
+10.00% (4) (8) (7) (5)
Sensitivities

can

be

more

meaningfully

assessed

in

the

context

of

coherent

scenarios

with

consistently

developed
macroeconomic

factors.

The

table

above

outlines

favorable

and

unfavorable

effects,

based

on

reasonably

possible
alternative changes to

the economic conditions

for stage 1 and

stage 2 positions. The

ECL impact

is calculated for

material
portfolios and disclosed for each

scenario.

The forecasting horizon is limited to three years, with a model

-based mean reversion of PD and LGD assumed thereafter.
Changes to these timelines may have

an effect on ECLs: depending

on the cycle, a longer or shorter forecasting horizon
will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for
UBS,

as a large proportion

of loans,

including mortgages

in Switzerland, have

maturities that are

within the

forecasting
horizon.
Scenario weights and stage allocation

Potential effect

on stage 1 and stage

2 positions from

changing scenario

weights or moving to

an ECL lifetime

calculation

as of 31 December

2022
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions,

including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)
Scenario weights
ECL is sensitive to changing scenario weights,

in particular if narratives and parameters are

selected that are not close to
the baseline scenario, highlighting

the non-linearity of credit losses.
As

shown

in the

table

above,

the

ECLs

for stage 1

and

stage 2

positions

would

have been

USD
329
m (31

December
2021:

USD
387
m)

instead of

USD
526
m

(31 December

2021:

USD
503
m)

if ECLs

had

been

determined

solely

on

the
baseline scenario
. The weighted-average ECL

therefore amounted

to
160% (31 December 2021: 130%) of the baseline
value. The effects of weighting

each of the four scenarios 100%

are shown in the table above.
Stage allocation and SICR
The determination

of what

constitutes an

SICR is

based on

management judgment,

as explained

in Note 1a.

Changing
the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any scenario.

The

relevance of

the

SICR trigger

on

overall ECL

is

demonstrated

in

the table

above with

the

indication that

the

ECL
allowances and provisions

for stage 1 and stage 2 positions

would have been USD
1,267 m, if all non-impaired positions
across the

portfolio had been

measured for

lifetime ECLs irrespective of

their actual SICR

status. This

amount compares
with actual stage 1 and 2

allowances and provisions of USD
526 m as of 31 December 2022.
Maturity profile
The maturity

profile is

an important

driver in

ECLs, in

particular for

transactions

in stage

2.

A transfer

of a

transaction
into stage

2 may

therefore have a

significant effect on ECLs.

The current maturity

profile of most

lending books is relatively
short.

Lending

to large

corporate clients

is generally

between

one

and two

years, with

related loan

commitments up

to four
years. Real estate lending is generally between

two and three years in Switzerland, with long

dated maturities in the US.
Lombard-lending

contracts

typically

have

average

contractual

maturities

of

12

months

or

less,

and

include

callable
features.
A

significant

portion

of

our

lending

to

SMEs

and

Real

estate

financings

is

documented

under

multi-purpose

credit
agreements,

which allow

for various

forms of

utilization

but are

unconditionally cancelable

by UBS

at any

time: a)

for
drawings under such agreements with a fixed maturity, the respective term is applied for ECL calculations, or a maximum
of 12 months in stage

1; b) for unused

credit lines and all drawings

that have no fixed

maturity (e.g., current

accounts),
UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any
other limit. The ECLs for these products

are sensitive to shortening

or extending the maturity assumption.

UBS AG
Entity [Table]
Disclosure Of Financial Assets Explanatory
Additional information
Note 19

Expected credit loss measurement

a) Expected credit losses in the period
Total

net credit loss expenses

were USD
29
m in 2022, reflecting

net credit loss expenses

of USD
29 m related to stage 1
and 2 positions and USD 0
m net credit loss expenses related to credit-impaired

(stage 3) positions.
Stage 1

and

2

expected

credit

loss

(ECL)

expenses

of

USD
29
m

include

USD
123
m

expenses

related

to

scenario

and
parameter updates

and USD
13
m related to

other book quality and

size changes, partly offset

by USD
77 m post-model
adjustment (PMA) releases and

USD
30
m releases related to model changes. Lending to corporate clients not secured by
mortgages contributed USD 21
m, mainly driven by scenario effects related to the

downward revision of GDP and

higher
interest rate

assumptions

in the

newly

introduced
stagflationary

geopolitical

crisis

scenario

(SGC).

Lending

secured

by
mortgages
contributed

USD
  16
m

in

expenses
,

mainly

driven

by

scenario

ef
fects

related

to

higher

interest

rate
assumptions,

especially from the SGC, and adverse house price assumptions from both applied downside scenarios.

This
was partly offset by releases from other lending

of USD
9 m.
›

Refer to Note 19b

for more information

regarding changes

to ECL models,

scenarios, scenario

weights and the

post-model
adjustment and to

Note 19c

for more information

regarding the development

of ECL allowances

and provisions
Stage 3 net expenses of USD 0
m were recognized across

a number of

defaulted positions, with net expenses of

USD
12 m
in Personal

and Corporate

Banking

and USD
5
m in

Global Wealth

Management,

offset by

releases of

USD
18
m in

the
Investment Bank, including a USD 28 m release for a single airline-related counterparty, mainly due to improved cashflow assumptions, and USD 10 m net expenses across a number of defaulted positions.
Credit loss expense

/ (release)
USD m
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended

31.12.22
Stages 1 and 2 (5) 27 0 6 1 29
Stage 3 5 12 0 (18) 2 0
Total credit loss expense /

(release)
0 39 0 (12) 3 29
For the year ended

31.12.21
Stages 1 and 2 (28) (62) 0 (34) 0 (123)
Stage 3 (1) (24) 1 0 0 (25)
Total credit loss expense /

(release)
(29) (86) 1 (34) 0 (148)
For the year ended

31.12.20
Stages 1 and 2 48 129 0 88 0 266
Stage 3 40 128 2 217 42 429
Total credit loss expense /

(release)
88 257 2 305 42 695
b) Changes to ECL models,

scenarios, scenario

weights and key inputs

Refer

to

Note 1a for

information about

the

principles governing

expected

credit

loss (ECL)

models, scenarios,

scenario
weights and key inputs

applied.

Governance
Comprehensive cross-functional

and cross-divisional

governance processes

are in

place and

are used to

discuss and

approve
scenario updates and

weights, to

assess whether significant increases

in credit

risk resulted in

stage transfers, to

review
model outputs and to reach

conclusions regarding

post-model adjustments.

Model changes
During 2022, the model review and enhancement process led to adjustments of the probability of default (PD), loss given
default (LGD), and

credit conversion factor

(CCF) models, resulting

in a USD
30
m decrease in

ECL allowances.

This includes
a

decrease of

USD
19
m

in Global

Wealth Management

affecting loans

to

financial advisors and

specialized US

lending
portfolios and

an USD
11
m decrease

in Personal

& Corporate

Banking

related to

lending to
large corporate clients

and
financial intermediaries

& hedge funds
.

Scenario and key input

updates
During 2022, the scenarios

and related macroeconomic factors were updated

from those applied

at the end of

2021 by
considering the

prevailing economic

and

political conditions

and

uncertainty. The review

focused

on events

that

significantly
changed the

economic

outlook during

the

year: the

Russia–Ukraine

war, with the subsequent

effect on

energy markets,

the
inflation outlook and economic growth in Europe, and rising global interest rates due to central banks’ adoption of more restrictive monetary

policies.
Baseline scenario
: the

projections

of the

baseline scenario,

which are

aligned to

the economic

and market

assumptions

used
for UBS AG’s business planning purposes, are broadly

in line with external data, such as that from Bloomberg Consensus,
Oxford Economics and the International

Monetary Fund World Economic

Outlook. The expectation for

2023 is that global
growth stalls

under the

weight of

monetary

policy tightening,

and continued

pressure on

real purchasing

power due

to high
inflation – further fueled in Europe by the energy crisis and a lack of labor supply – even though unemployment rates are forecast to be higher than in 2022 and an energy crisis in

Europe seems likely to be averted. Interest rates

are expected to
remain high,

given the persistence

of inflationary trends,

leading to a less

optimistic outlook for

global house prices,

which
is cushioned in Switzerland

by continued strong

demand.

Global crisis

scenario:
The first

hypothetical

downside scenario,

the global crisis

scenario, is

aligned with

the UBS AG’s

2022
binding stress scenario and was

updated in 2022

to reflect expected risks, resulting in

minimal changes. It assumes that,
while the

global economy

has returned to

pre-pandemic levels

and the immediate

risks

from COVID-19

have decreased,

the
associated disruptions

and

the

consequences of

the unprecedented

monetary and

fiscal stimulus

measures will

remain
critical. Concerns regarding

the sustainability

of public debt, following the marked deterioration

of fiscal positions, lead to
a loss

of confidence and

market turbulence, while protectionism results in

a decrease

in global

trade. Governments and
central banks have limited scope

to support the economies,

and interest rate levels remain moderate. As a

consequence,
China

suffers a

hard landing

which,

combined with

political, solvency and

liquidity concerns,

affects emerging

markets
significantly. A

spillover

effect

leads

to

a

contraction of

the

Eurozone,

Swiss

and

US

economies,

as

global

demand

is
significantly affected.

Given the

severity of the

macroeconomic

impact, unemployment

rates rise to

historical highs

and real
estate sectors contract

sharply.
Stagflationary

geopolitical

crisis

scenario:
The

second

downside

scenario

was

changed

during

2022.

In

light

of

the
developments caused by Russia’s invasion of Ukraine, the
mild global interest rate steepening scenario

was replaced by a
severe global

interest rate

steepening scenario

in the

first quarter of

2022, as

the beginning of

the Russia–Ukraine war
increased fears of

higher inflation and a corresponding

reaction by monetary

authorities. In

the second quarter of the

year,
the progression

of the war

and the enforcement

of sanctions

regimes led

to a redesign

of the scenario.

The resulting
severe
Russia–Ukraine conflict scenario

has similar dynamics as the severe global interest rate

steepening scenario, but addressed
specifically the prospect of

rising energy costs,

especially in Europe, with

the consequences

of lower

growth and higher
inflation rates.

In the

fourth quarter of

2022, UBS

developed a new
stagflationary geopolitical

crisis scenario

(SGC)

and
included this new

scenario in the ECL calculation for year-end 2022 in lieu of the severe Russia–Ukraine conflict scenario
.
While

the SGC scenario addresses similar risks as the
severe Russia–Ukraine conflict

scenario
, it also covers additional and
broader risks and

therefore assumes

more severe

shocks. Geopolitical

tensions cause

an escalation

of security concerns

and
undermine globalization. The

ensuing economic regionalization leads

to a

surge in

global commodity prices

and further
disruptions of

supply chains

and raises

the specter

of prolonged

stagflation.

The severe

interest

rate and

adverse

house price
assumptions in

the SGC scenario

had a substantive

impact on model-based

ECL allowances

for loans

secured by

mortgages
in Switzerland and

the US. These

effects were

partly offset

by PMA releases

related to loans

secured by mortgages.

Refer to
the section below

on “Scenario weights

and post-model adjustments”

for more details.
Asset price

inflation scenario:
The upside

scenario is

based on

positive developments,

such as

an easing

of

geopolitical
tensions across the

globe and

a rebound

in Chinese economic

growth. A

combination of

lower energy and

commodity
prices,

effective monetary

policies

and

easing

supply

chain

disruptions helps

reduce

inflation.

Improved

consumer and
business sentiment lead to an economic rebound with central banks able to normalize interest rates; asset prices increase significantly.
The table below details the key assumptions

for the four scenarios applied

as of 31 December 2022.
Scenario weights and post

-model adjustments
Due

to the

less positive

outlook

compared

with the

assessment on

31 December

2021, the

scenario weights

changed
during 2022. The upside scenario was allocated

a
0 % probability, and the previous 5 % weight was added to the baseline
scenario
, now

set at
60
%. Following

the introduction

of the

SGC, which

was deemed

to have

a higher

probability of
occurring than

the
global crisis

scenario
, the weights

were rebalanced.

The SGC

has a

weight of
25
% (compared

with
10 % for the
mild global

interest rate steepening

scenario

used as

of 31 December

2021) and

the weight

of the
global
crisis scenario

was reduced to
15% (from 30
% as of 31 December

2021). The weights are also shown in the

table below.
The

scenarios

and

weight

allocation

were

established

in

line

with

the

general

market

sentiment

that

the

short-term
outlook

is subdued

and a

recession in

major markets

is a

strong

probability. The

downside

risks in

relation to

inflation
and monetary policy,

as well as

the availability and

price of energy,

mainly in Europe,

are better reflected

in our

models
compared with the uncertain developments

caused by COVID-19 in recent

years.

However, unquantifiable risks continue

to be relevant, as the pandemic

has not been overcome and

the world may face
new disruptions.

Furthermore, the geopolitical

situation worsened

during 2022,

and the impact on

the world

economy
from escalations with unforeseeable

consequences could be severe. In the near term, this

uncertainty relates primarily to
the development

of the

Russia–Ukraine

war. Models,

which are

based on

supportable statistical

information

from past
experiences regarding interdependencies of

macroeconomic factors and their

implications for credit

risk portfolios, cannot
comprehensively reflect

such extraordinary

events, such

as a

pandemic or

a fundamental

change

in the

world political
order. Rather than

creating multiple additional scenarios

to attempt gauging these

risks and applying

model parameters
that lack supportable information and

cannot be robustly validated, management

continued to

also apply PMAs.

These PMA took into account that more of the downside risks were modeled in 2022, particularly for lending secured by
mortgages.

The

PMA

amounted

to

USD
131
m

as

of

31 December

2022

(31 December

2021:

USD
224
m).

These
remaining PMA

for uncertainties

on potentially

unmodeled risk

almost entirely

relate

to corporate

lending portfolios

in
Personal & Corporate Banking

and the Investment Bank.
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.22 31.12.21
Asset price inflation 0.0 5.0
Baseline 60.0 55.0
Mild global interest rate steepening

0.0 10.0
Stagflationary geopolitical crisis 25.0 0.0
Global crisis

15.0 30.0
Scenario assumptions
One year

Three years cumulative

31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)

United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 25.0 (5.6) 235.0 (326.0) 70.0 (13.2) 205.0 (291.1)
EUR 20.0 47.8 250.0 (270.6) 57.5 44.7 220.0 (246.5)
CHF 25.0 45.7 220.0 (209.7) 62.5 57.0 205.0 (159.6)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes

6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)
Scenario assumptions
One year

Three years cumulative

31.12.21
Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case–Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)
c) Development of ECL allowances

and provisions

The ECL allowances and provisions

recognized in the period

are impacted by a variety of factors,

such as:
–

the effect of selecting and

updating forward-looking scenarios

and the respective weights;
–

origination of new instruments during

the period;

–

the effect

of passage of

time (lower residual

lifetime PD and the

effect of discount

unwind) as the

ECL on an

instrument
for the remaining lifetime decreases (all other

factors remaining the same);
–

derecognition of instruments in the

period;
–

change in individual asset quality of instruments;
–

movements from

a

maximum

12-month

ECL

to

the

recognition

of

lifetime ECL

(and

vice versa)

following

transfers
between stages 1 and 2;

–

movements from stages 1 and 2 to stage 3 (credit-impaired status) when default has become certain and PD increases to 100% (or vice versa);
–

changes in models or updates

to model parameters;
–

write-off; and
–

foreign exchange translations for assets denominated

in foreign currencies.
The

table

below

explains

the

changes

in

the

ECL

allowances

and

provisions

for

on-

and

off-balance

sheet

financial
instruments and credit

lines in scope of ECL

requirements

between the beginning

and the end of the

period due

to the
factors listed above.
Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized

transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge

funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge

funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without

stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact

(write-off,

FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (260) (267) (564)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized transactions,

remeasurement changes,

model and
methodology changes.

6 Represents

the decrease

in allowances

and provisions

resulting from

write-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.
Movements with profit

or loss

impact:
Stages 1

and 2 ECL

allowances and provisions

increased on a

net basis

by USD
29 m:

–

Net movement

from new

and derecognized

transactions

includes USD
21
m stage 1

expenses and

USD
16 m stage 2
releases: Stage 1 expenses are primarily driven by new loans secured by real estate. The residual effect is spread across
lending segments. Stage 2

releases are largely driven by redemption of

corporate loans in the I

nvestment Bank.
–

Remeasurements with

stage transfers

include USD
20
m releases

in stage

1 and

USD
39
m expenses

in stage

2.

This
mainly includes

the transfer of

a few

large corporate

lending

transactions in

the Investment

Bank

from stage

1 to

2
(i.e., releases in

stage 1

and related but

generally higher

expenses in stage

2), driven by

rating downgrades and scenario
effects.
–

Remeasurements

without

stage

transfers

include

stage

1

expenses

of

USD
8
m

and stage

2 expenses

of

USD
27 m.
These expenses of

USD
35
m relate

to large and

SME corporate lending

(USD
28
m), substantially

due to scenario

effects,
and to a single sovereign

counterparty (USD
8
m).

–

Model changes: refer to Note

19b for more information.
Movements without profit or loss impact:
Stage 3 allowances decreased by USD 99 m almost entirely due to write-offs of
USD 95 m.
Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized

transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge

funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge

funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without

stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge

funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact

(write-off, FX

and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized

transactions, remeasurement

changes, model and
methodology changes.

6 Represents

the decrease

in allowa

nces and

provisions resulting

from write

-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.
As explained

in Note 1a,

the assessment

of a significant

increase

in credit

risk (SICR)

considers a

number

of qualitative
and

quantitative factors

to determine

whether a

stage transfer

between

stage 1

and stage 2

is required,

although the
primary assessment considers changes in PD based on rating analyses and economic outlook. Additionally, UBS AG takes into consideration

counterparties that

have moved

to a

credit watch

list and

those with

payments that

are at

least 30
days past due.
ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions

as of 31 December 2022 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-

and off-balance sheet

(267) (196) (21) (50)
of which: Private clients with mortgages (107) (83) 0 (25)
of which: Real estate financing (23) (18) 0 (5)
of which: Large corporate clients (65) (51) (13) 0
of which: SME clients (37) (22) (7) (7)
of which: Financial intermediaries and hedge

funds
(17) (17) 0 0
of which: Loans to financial advisors (2) 0 0 (2)
of which: Credit cards (12) 0 0 (12)
of which: Other (5) (5) 0 0
d) Maximum exposure to credit risk
The tables

below provide UBS

AG’s maximum exposure to credit

risk for financial

instruments subject to

ECL requirements
and

the

respective

collateral

and

other

credit

enhancements

mitigating

credit

risk

for

these

classes

of

financial
instruments.

The maximum exposure

to credit risk

includes the

carrying amounts

of financial instruments

recognized on

the balance
sheet subject to credit risk

and the notional amounts for off-balance sheet arrangements. Where information is available, collateral is presented at fair

value. For other collateral, such

as real estate, a

reasonable alternative

value is used. Credit
enhancements,

such

as

credit

derivative

contracts

and

guarantees,

are

included

at

their

notional

amounts.

Both

are
capped

at the

maximum exposure

to credit

risk for

which they

serve as

security. The

“Risk

management and

control”
section of this

report describes

management’s view

of credit

risk and

the related exposures,

which can differ

in certain
respects from the requirements of International

Financial Reporting Standards

(IFRS).
Maximum exposure to credit

risk

31.12.22
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Loans and advances to banks
4
14.7 0.0 0.1 14.6
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative

instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 390.0 36.1 115.9 197.8 19.6 3.0 17.6
Other financial assets measured at amortized cost 53.4 0.1 0.5 0.0 1.3 51.4
Total financial assets

measured at amortized cost
730.4 36.2 181.0 197.9 23.4 22.9 0.0 3.0 266.1
Financial assets measured at

fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
732.6 36.2 181.0 197.9 23.4 22.9 0.0 3.0 268.3
Guarantees
7
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Loan commitments
7
39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 43.6 0.2 8.2 6.0 6.2 0.5 22.5
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
109.4 1.6 24.4 7.5 14.7 0.0 0.1 3.3 58.0
31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8 192.8
Loans and advances to banks
4
15.4 0.1 0.1 15.1
Receivables from securities financing transactions
measured at amortized cost
75.0 0.0 68.0 6.9 0.0
Cash collateral receivables on derivative

instruments
5,6
30.5 18.4 12.1
Loans and advances to customers 398.7 38.2 128.7 191.3 20.2 4.0 16.4
Other financial assets measured at amortized cost 26.2 0.2 0.1 0.0 1.3 24.7
Total financial assets

measured at amortized cost
738.6 38.4 196.9 191.3 28.4 18.4 0.0 4.0 261.1
Financial assets measured at

fair value

through other comprehensive income – debt 8.8 8.8
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
747.5 38.4 196.9 191.3 28.4 18.4 0.0 4.0 270.0
Guarantees
7
20.9 1.3 6.5 0.2 2.5 2.3 8.1
Loan commitments
7
39.4 0.5 4.0 2.4 7.3 0.3 1.7 23.1
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 1.4 1.4 0.0
Committed unconditionally revocable credit lines 42.3 0.3 9.0 6.2 3.9 0.5 22.5
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
104.1 2.2 20.9 8.7 13.7 0.0 0.3 4.5 53.7
1 Of which: USD 1,372
m for 31 December 2022 (31 December

2021: USD
1,443
m) relates to total credit-impaired financial

assets measured at amortized cost and USD
113
m for 31 December 2022 (31 December

2021:
USD 130
m) to total off-balance sheet financial instruments and credit lines for credit-impaired positions.

2 Collateral arrangements

generally incorporate a range of collateral, including

cash, equity and debt instruments,
real estate and

other collateral.

UBS AG applies

a risk-based

approach that

generally

prioritizes collateral

according to its

liquidity profile.

3 Includes but is

not limited to life

insurance contracts,

inventory,

mortgage
loans, gold

and other

commodities.

4 Loans

and advances

to banks

include amounts

held with third

-party banks

on behalf

of clients.

The credit

risk associated

with these

balances may

be borne

by those clients.

5 Included within Cash

collateral receivables

on derivative

instruments are

margin balances

due from exchanges

or clearing houses.

Some of these

margin balances

reflect amounts

transferred on

behalf of clients

who
retain the associated

credit risk.

6 The amount

shown in the

“Netting” column represents

the netting

potential not recognized

on the balance sheet.

Refer to Note 21

for more information.

7 The amount

shown in
the “Guarantees” column includes

sub-participations.
e) Financial assets subject to credit risk

by rating category
The table below shows the credit quality and the maximum exposure to credit risk based on the UBS AG’s internal credit
rating system and

year-end stage

classification. Under

IFRS 9,

the credit risk

rating reflects

the UBS

AG’s assessment

of
the

probability

of

default

of

individual

counterparties,

prior

to

substitutions.

The

amounts

presented

are

gross

of
impairment allowances.
›

Refer to the “Risk

management and

control” section of

this report for more

details

regarding the UBS AG’s internal

grading
system
Financial assets subject to credit risk by

rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Loans and advances to banks 862 11,150 832 996 837 0 14,676 (6) 14,671 of which: stage 1 862 11,150 832 996 836 0 14,675 (5) 14,670 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities

financing transactions measured at
amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on

derivative instruments
10,613 12,978 7,138 4,157 147 0 35,034 0 35,033
of which: stage 1 10,613 12,978 7,138 4,157 147 0 35,034 0 35,033
Loans and advances to customers 6,491 216,824 68,444 76,147 20,891 2,012 390,810 (783) 390,027
of which: stage 1 6,491 215,332 66,202 69,450 15,557 0 373,032 (129) 372,903
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at

amortized cost
29,011 16,649 447 6,708 450 210 53,475 (86) 53,389
of which: stage 1 29,011 16,646 427 6,426 336 0 52,846 (17) 52,829 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets

measured at amortized cost
242,660 274,337 85,731 103,216 23,102 2,222 731,269 (890) 730,379
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance

sheet financial instruments
243,966 275,178 85,731 103,308 23,102 2,222 733,508 (890) 732,618
Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase

and securities borrowing agreements
2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet

financial instruments
11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable

credit lines
2,288 16,483 9,247 11,885 3,739 36 43,677 (40)
of which: stage 1 2,288 15,777 8,960 11,355 3,429 0 41,809 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation

of existing loans
7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 18,421 10,736 12,753 4,131 37 48,373 (42)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for more

information on rating categories.
Financial assets subject to credit risk by

rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,552 1,123 795 490 1 15,368 (8) 15,360 of which: stage 1 407 12,552 1,098 795 488 0 15,340 (7) 15,333 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities

financing transactions
measured at amortized cost 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012 of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on

derivative instruments
7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,663 67,620 70,394 21,423 2,148 399,543 (850) 398,693
of which: stage 1 5,295 231,583 65,083 63,298 16,362 0 381,622 (126) 381,496
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at

amortized cost
12,564 6,705 321 6,097 394 264 26,346 (109) 26,236
of which: stage 1 12,564 6,696 307 5,887 317 0 25,772 (27) 25,746 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets

measured at amortized cost
251,133 278,465 85,424 98,372 23,793 2,414 739,601 (969) 738,632
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance

sheet financial instruments
255,130 283,236 85,424 98,449 23,793 2,414 748,445 (969) 747,477
Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase

and securities borrowing agreements
0 0 55 1,389 0 0 1,444 0
Total off balance

sheet financial instruments
7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable

credit lines
2,636 16,811 8,627 10,130 4,107 63 42,373 (38)
of which: stage 1 2,636 16,467 8,304 8,724 3,671 0 39,802 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation

of existing loans
17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 19,249 10,049 11,214 4,709 111 47,984 (41)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for more

information on rating

categories.
f) Sensitivity information
As outlined in Note

1a, ECL estimates involve significant uncertainties at the

time they are made.
ECL models
The models

applied

to determine

point

-in-time

PD and LGD

rely on

market and statistical

data, which

has been

found
to

correlate

well

with

historically

observed

defaults

in

sufficiently

homogeneous

segments.

The

risk

sensitivities

for
each of the

ECL reporting

segments

to such

factors are

summarized

in Note 9.
Sustainability and climate risk

Sustainability and climate risk (SCR) may negatively affect clients or portfolios due to direct or indirect transition costs, or exposure to physical risks in locations

likely to be impacted by climate change.

Such effects could lead to

a deterioration
in credit worthiness, which in turn would

have an impact on ECLs.

While some indicators

that are more

influenced by

climate change (e.g.,

energy prices) are

factored into the

current PD
models where

they have

demonstrated

statistical

relevance,

UBS

AG currently

does

not use

a specific

SCR

scenario in
addition

to

the

four

general

economic

scenarios

applied

to

derive

the

weighted-average

ECL.

The

rationale

for

the
approach

at

this

point

in

time

is

the

significance

of

model

risks

and

challenges

in

calibration

and

probability

weight
assessment given the paucity of data.
Instead, UBS

AG focuses on

the process of

vetting clients and

business transactions and

takes individual actions,

where
transition risk is deemed

to be a significant

driver of a

counterparty’s credit worthiness.

This review process may

lead to
a downward revision

of the counterparty’s credit rating,

or the adoption of risk mitigating

actions, and hence affect the
individual contribution to ECLs.
At the portfolio level, UBS AG

has started to use stress loss assumptions to assess the extent to which SCR may affect the quality of the

loans extended to

small and medium-sized entities

and large

corporate clients. Initial tests

were based

on
a set of assumptions presented

by external parties (such as the Bank of

England). Such analysis undertaken

during 2022
concluded that the counterparties

are not expected to be

significantly impacted

by physical or transition

risks,

mainly as
there are no material risk concentrations in high-risk sectors. The analysis of the corporate loan book has also shown that
any potential significant impacts from transition costs or

physical risks would materialize over a

time horizon that exceeds
in most cases the

contractual lifetime of the

underlying assets. Based on current information

on regulatory developments,
this would

also apply

to the

portfolio of

private clients’

mortgages and

real estate

financing,

given the long

lead times
for investments in upgrading

the housing stock.
As a

result of

the aforementioned

factors, it

was assessed

that the

magnitude of

any impact

of SCR

on the

weighted-
average ECL would not be material as of 31 December 2022.

Therefore, no specific post-model adjustment was made in
this regard.
›

Refer to “Sustainability

and climate risk”

in the “Risk management

and control” section

of this report

›

Refer to “Our focus

on sustainability

and climate”

in the “Our strategy, business

model and environment”

section of this

report
›

Refer to “UBS AG consolidated

supplemental disclosures

required under SEC regulations”

for the maturity

profile of UBS core loan
book

Forward-looking scenarios
Depending

on

the scenario

selection and

related macroeconomic

assumptions

for the

risk factors,

the components

of
the

relevant

weighted-average

ECL

change.

This

is

particularly

relevant

for

interest

rates,

which

can

move

in

both
directions under

a given growth

assumption,

e.g., low

growth with

high interest

rates in

a stagflation

scenario, versus
low growth

and falling interest

rates in a

recession. Management

generally looks

for scenario narratives that reflect

the
key risk drivers of a given credit

portfolio.
As forecasting

models are complex,

due to the

combination of

multiple factors, simple what-if

analyses involving a

change
of individual

parameters do not

necessarily provide realistic information

on the

exposure of segments

to changes in

the
macroeconomy.

Portfolio-specific

analyses

based

on

their key

risk

factors

would

also

not

be

meaningful,

as

potential
compensatory effects in other segments

would be ignored

.

The table below indicates some sensitivities

to ECLs, if a key
macroeconomic

variable

for

the

forecasting

period

is

amended

across

all

scenarios

with

all

other

factors

remaining
unchanged.
Potential effect on stage

1 and stage 2 positions from changing key

parameters as of 31 December 2022
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average

Change in key parameters
Fixed income: Government bonds

(absolute change)
–0.50% (3) (106) (2) (14)
+0.50% 4 124 2 17
+1.00% 8 264 10 37
Unemployment rate (absolute change)
–1.00% (4) (138) (24) (23)
–0.50% (2) (78) (13) (12)
+0.50% 3 84 16 15
+1.00% 5 179 32 31
Real GDP growth (relative change)
–2.00% 7 13 18 11
–1.00% 3 7 9 5
+1.00% (3) (7) (9) (5)
+2.00% (5) (13) (18) (10)
House Price Index (relative change)
–5.00% 15 196 88 56
–2.50% 7 92 40 25
+2.50% (4) (83) (35) (19)
+5.00% (7) (157) (65) (36)
Equity (S&P500, EuroStoxx, SMI)

(relative change)
–10.00% 4 7 6 5
–5.00% 2 3 3 2
+5.00% (2) (4) (3) (2)
+10.00% (4) (8) (7) (5)
Sensitivities

can

be

more

meaningfully

assessed

in

the

context

of

coherent

scenarios

with

consistently

developed
macroeconomic

factors.

The

table

above

outlines

favorable

and

unfavorable

effects,

based

on

reasonably

possible
alternative changes to

the economic conditions

for stage 1 and

stage 2 positions. The

ECL impact

is calculated for

material
portfolios and disclosed for each

scenario.

The forecasting horizon is limited to three years, with a model

-based mean reversion of PD and LGD assumed thereafter.
Changes to these timelines may have an

effect on ECLs: depending

on the cycle, a longer or shorter forecasting horizon
will lead to different annualized lifetime PD and average LGD estimations. This is currently not deemed to be material for
UBS,

as a large proportion

of loans,

including mortgages

in Switzerland, have

maturities that are

within the

forecasting
horizon.
Scenario weights and stage allocation
Potential effect

on stage 1 and stage

2 positions from

changing scenario

weights or moving to

an ECL lifetime

calculation

as of 31 December

2022
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions,

including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)
Scenario weights
ECL is sensitive to changing scenario weights,

in particular if narratives and parameters are

selected that are not close to
the baseline scenario, highlighting

the non-linearity of credit losses.
As

shown

in the

table

above,

the

ECLs

for stage 1

and

stage 2

positions

would

have been

USD
329
m (31

December
2021:

USD
387
m)

instead of

USD
526
m

(31 December

2021:

USD
503
m)

if ECLs

had

been

determined

solely

on

the
baseline scenario
. The weighted-average

ECL therefore amounted

to
160% (31 December 2021: 130%) of the baseline
value. The effects of weighting

each of the four scenarios 100%

are shown in the table above.
Stage allocation and SICR
The determination

of what

constitutes an

SICR is

based on

management judgment,

as explained

in Note 1a.

Changing
the SICR trigger will have a direct effect on ECLs, as more or fewer positions would be subject to lifetime ECLs under any scenario.

The

relevance

of

the

SICR trigger

on

overall ECL

is

demonstrated

in

the table

above with

the

indication that

the

ECL
allowances and provisions

for stage 1 and stage 2 positions

would have been USD
1,267 m, if all non-impaired positions
across the

portfolio had been

measured for

lifetime ECLs irrespective of

their actual SICR

status. This

amount compares
with actual stage 1 and 2

allowances and provisions of USD
526 m as of 31 December 2022.
Maturity profile
The maturity

profile is

an important

driver in

ECLs,

in particular

for transactions

in stage

2.

A transfer

of a

transaction
into stage

2 may

therefore have a

significant effect on ECLs.

The current maturity

profile of most

lending books is relatively
short.

Lending

to large

corporate clients

is generally

between

one

and two

years, with

related loan

commitments up

to four
years. Real estate lending is generally between

two and three years in Switzerland, with long

dated maturities in the US.
Lombard-lending

contracts

typically

have

average

contractual

maturities

of

12

months

or

less,

and

include

callable
features.

A

significant

portion

of

our

lending

to

SMEs

and

Real

estate

financings

is

documented

under

multi-purpose

credit
agreements,

which allow

for various

forms of

utilization

but are

unconditionally cancelable

by UBS

at any

time: a)

for
drawings under such agreements with a fixed maturity, the respective term is applied for ECL calculations, or a maximum
of 12 months in stage

1; b) for unused

credit lines and all drawings

that have no fixed

maturity (e.g., current

accounts),
UBS generally applies a 12-month maturity from the reporting date, given the credit review policies, which require either continuous monitoring of key indicators and behavioral patterns for smaller positions or an annual formal review for any
other limit. The ECLs for these products

are sensitive to shortening

or extending the maturity assumption.